Segmentation of key figures	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Segmentation of key figures
10. Segmentation of key figures
The businesses of Novartis are divided operationally on a worldwide basis into two identified reporting segments, Innovative Medicines and Sandoz. In addition, we separately report Corporate activities.
Reporting segments are presented in a manner consistent with the internal reporting to the chief operating decision-maker which is the Executive Committee of Novartis. The reporting segments are managed separately because they each research, develop, manufacture, distribute and sell distinct products that require differing marketing strategies.
The Executive Committee of Novartis is responsible for allocating resources and assessing the performance of the reporting segments.
The reporting segments are as follows:
Innovative Medicines researches, develops, manufactures, distributes and sells patented prescription medicines. Effective April 4, 2022, the Innovative Medicines Division is organized in two commercial organizational units: Innovative Medicines International and Innovative Medicines US, and is focused on the following core therapeutic areas: hematology; solid tumors; immunology; neuroscience; and cardiovascular, as well as other promoted brands (in the therapeutic areas of ophthalmology and respiratory) and established brands. Prior to the announcement of April 4, 2022, the Innovative Medicines Division was organized into two global business units: Novartis Oncology and Novartis Pharmaceuticals.
Sandoz develops, manufactures and markets finished dosage form medicines as well as intermediary products including active pharmaceutical ingredients. Sandoz is organized globally into three franchises: Retail Generics, Anti-Infectives and Biopharmaceuticals. In Retail Generics, Sandoz develops, manufactures and markets active ingredients and finished dosage forms of small molecule pharmaceuticals to third parties across a broad range of therapeutic areas, as well as finished dosage form of anti-infectives sold to third parties. In Anti-Infectives, Sandoz manufactures and supplies active pharmaceutical ingredients and intermediates, mainly antibiotics, for the Retail Generics business franchise and for sale to third-party companies. In Biopharmaceuticals, Sandoz develops, manufactures and markets protein- or other biotechnology-based products, including biosimilars, and provides biotechnology manufacturing services to other companies.
Corporate includes the costs of the Group headquarters and those of corporate coordination functions in major countries, and items that are not specific to one segment.
Our divisions are supported by Novartis Institutes for BioMedical Research, Global Drug Development, and the Operations unit, which combined the Novartis Technical Operations (NTO) and Customer & Technology Solutions (CTS) organizational units, following the internal reorganization announced on April 4, 2022.
Further details are provided in Note 3 to the Consolidated Financial Statements of the 2021 Annual Report.
Segmentation – Consolidated income statements
Second quarter
	Innovative Medicines		Sandoz		Corporate (including eliminations)[1]		Group

(USD millions)	Q2 2022	Q2 2021	Q2 2022	Q2 2021	Q2 2022	Q2 2021	Q2 2022	Q2 2021

Net sales to third parties	10 461	10 559	2 320	2 397			12 781	12 956

Sales to other segments	210	194	55	48	-265	-242

Net sales	10 671	10 753	2 375	2 445	-265	-242	12 781	12 956

Other revenues	295	321	7	16	2	1	304	338

Cost of goods sold	-2 765	-2 902	-1 252	-1 271	266	259	-3 751	-3 914

Gross profit	8 201	8 172	1 130	1 190	3	18	9 334	9 380

Selling, general and administration	-2 950	-3 120	-505	-512	-126	-122	-3 581	-3 754

Research and development	-2 302	-2 179	-196	-221			-2 498	-2 400

Other income	207	622	23	102	73	45	303	769

Other expense	-968	-318	-73	-97	-289	-101	-1 330	-516

Operating income	2 188	3 177	379	462	-339	-160	2 228	3 479

as % of net sales	20.9%	30.1%	16.3%	19.3%			17.4%	26.9%

Income from associated companies	1	1	1	1	-2	237		239

Interest expense							-202	-201

Other financial income and expense							16	-11

Income before taxes							2 042	3 506

Income taxes							-347	-611

Net income							1 695	2 895

[1] Eliminations mainly relate to the elimination of sales to other segments and the corresponding cost of goods sold.
First half
	Innovative Medicines		Sandoz		Corporate (including eliminations)[1]		Group

(USD millions)	H1 2022	H1 2021	H1 2022	H1 2021	H1 2022	H1 2021	H1 2022	H1 2021

Net sales to third parties	20 637	20 663	4 675	4 704			25 312	25 367

Sales to other segments	438	422	102	101	-540	-523

Net sales	21 075	21 085	4 777	4 805	-540	-523	25 312	25 367

Other revenues	569	591	13	25	5	5	587	621

Cost of goods sold	-5 677	-5 966	-2 502	-2 537	572	550	-7 607	-7 953

Gross profit	15 967	15 710	2 288	2 293	37	32	18 292	18 035

Selling, general and administration	-5 830	-6 026	-1 019	-1 014	-244	-243	-7 093	-7 283

Research and development	-4 414	-4 316	-404	-435			-4 818	-4 751

Other income	352	828	71	145	106	135	529	1 108

Other expense	-1 280	-777	-138	-215	-412	-223	-1 830	-1 215

Operating income	4 795	5 419	798	774	-513	-299	5 080	5 894

as % of net sales	23.2%	26.2%	17.1%	16.5%			20.1%	23.2%

(Loss)/income from associated companies	1	1	1	1	-4	493	-2	495

Interest expense							-403	-403

Other financial income and expense							36	-30

Income before taxes							4 711	5 956

Income taxes							-797	-1 002

Net income							3 914	4 954

[1] Eliminations mainly relate to the elimination of sales to other segments and the corresponding cost of goods sold.
Segmentation – Additional consolidated balance sheets and income statements disclosure
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	Jun 30, 2022	Dec 31, 2021	Jun 30, 2022	Dec 31, 2021	Jun 30, 2022	Dec 31, 2021	Jun 30, 2022	Dec 31, 2021

Total assets	77 630	79 220	15 916	16 192	29 364	36 383	122 910	131 795

Total liabilities	-15 573	-15 929	-3 477	-3 632	-40 854	-44 412	-59 904	-63 973

Total equity							63 006	67 822

Net debt [1]					9 519	868	9 519	868

Net operating assets	62 057	63 291	12 439	12 560	-1 971	-7 161	72 525	68 690

Included in net operating assets are:
Property, plant and equipment	8 505	9 168	1 790	1 901	438	476	10 733	11 545

Goodwill	21 408	21 562	7 698	8 026	7	7	29 113	29 595

Intangible assets other than goodwill	31 627	32 357	1 448	1 577	292	248	33 367	34 182

[1] See page 57 for additional disclosures related to net debt.
The following table shows the property, plant and equipment impairment charges and reversals, the right-of-use assets impairment charges, the intangible assets impairment charges and additions to restructuring provisions:
Second quarter
	Innovative Medicines		Sandoz		Corporate		Group

(USD millions)	Q2 2022	Q2 2021	Q2 2022	Q2 2021	Q2 2022	Q2 2021	Q2 2022	Q2 2021

Property, plant and equipment impairment charges	-236	-64		-17	-1		-237	-81

Property, plant and equipment impairment reversals		41	2	55			2	96

Intangible assets impairment charges	-226	-87	-4				-230	-87

Additions to restructuring provisions	-316	-55	-20	-18	-162	-15	-498	-88

First half
	Innovative Medicines		Sandoz		Corporate		Group

(USD millions)	H1 2022	H1 2021	H1 2022	H1 2021	H1 2022	H1 2021	H1 2022	H1 2021

Property, plant and equipment impairment charges	-258	-178	-1	-36	-1		-260	-214

Property, plant and equipment impairment reversal	2	43	3	55			5	98

Right-of-use assets impaiment charges			-1				-1

Intangible assets impairment charges [1]	-263	-288	-4	-1			-267	-289

Additions to restructuring provisions	-360	-136	-30	-32	-172	-16	-562	-184

[1] First half of 2021 includes an impairment of USD 201 million in Innovative Medicines related to the write-down of IPR&D related to cessation of clinical development program GTX312.
In the second quarter and first half of 2022, there were no reversals of prior-year impairment charges on intangible assets (Q2 and H1 2021: nil) and right-of-use assets (Q2 and H1 2021: nil).
Restructuring provisions movements
(USD millions)	Q2 2022	Q2 2021	H1 2022	H1 2021

Balance at beginning of period	331	406	345	459

Additions	498	88	562	184

Cash payments	-76	-89	-144	-208

Releases	-10	-9	-15	-16

Transfers	-1	-1		- 2

Currency translation effects	-11	8	-17	-14

Balance at closing of period	731	403	731	403

In the first half of 2022, additions to provisions of USD 562 million (Q2: USD 498 million) were mainly related to the following reorganizations:
• Initiative announced in April 2022 to implement a new simplified organizational model designed to support innovation, growth and productivity.
• The continuation of the Innovative Medicines Division, the Novartis Technical Operations and the Customer & Technology Solutions 2021 restructuring initiatives.
In the first half of 2021, additions to provisions of USD 184 million (Q2: USD 88 million) were mainly related to the following reorganizations:
• The Innovative Medicines Division commenced a plan to restructure its field force and supporting functions in response to changes in its go-to-market structure with increased utilization of digital technology.
• Group-wide initiatives to streamline Novartis Technical Operations and implement new technologies continued. In addition, Customer & Technology Solutions continued the phased implementation of the new operating model to transition activities to service centers.
Segmentation – Net sales
Net sales by region[1]
Second quarter
	Q2 2022 USD m	Q2 2021 USD m	% change USD	% change cc2	Q2 2022 % of total	Q2 2021 % of total

Innovative Medicines

Europe	3 468	3 751	-8	4	33	36

US	3 924	3 709	6	6	38	35

Asia/Africa/Australasia	2 320	2 396	-3	4	22	23

Canada and Latin America	749	703	7	10	7	6

Total	10 461	10 559	-1	5	100	100

Of which in Established Markets	7 685	7 898	-3	3	73	75

Of which in Emerging Growth Markets	2 776	2 661	4	10	27	25

Sandoz

Europe	1 205	1 299	-7	4	52	54

US	454	457	-1	-1	20	19

Asia/Africa/Australasia	414	417	-1	8	18	17

Canada and Latin America	247	224	10	12	10	10

Total	2 320	2 397	-3	5	100	100

Of which in Established Markets	1 638	1 730	-5	3	71	72

Of which in Emerging Growth Markets	682	667	2	10	29	28

Group

Europe	4 673	5 050	-7	4	37	39

US	4 378	4 166	5	5	34	32

Asia/Africa/Australasia	2 734	2 813	-3	5	21	22

Canada and Latin America	996	927	7	10	8	7

Total	12 781	12 956	-1	5	100	100

Of which in Established Markets	9 323	9 628	-3	3	73	74

Of which in Emerging Growth Markets	3 458	3 328	4	10	27	26

[1] Net sales to third parties by location of customer. Emerging Growth Markets comprise all markets other than the Established Markets of the US, Canada, Western Europe, Japan, Australia and New Zealand.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 47.
Net sales by region[1]
First half
	H1 2022 USD m	H1 2021 USD m	% change USD	% change cc2	H1 2022 % of total	H1 2021 % of total

Innovative Medicines

Europe	6 975	7 400	-6	4	34	36

US	7 571	7 252	4	4	37	35

Asia/Africa/Australasia	4 644	4 678	-1	4	23	23

Canada and Latin America	1 447	1 333	9	11	6	6

Total	20 637	20 663	0	5	100	100

Of which in Established Markets	15 208	15 463	-2	3	74	75

Of which in Emerging Growth Markets	5 429	5 200	4	10	26	25

Sandoz

Europe	2 462	2 557	-4	7	53	54

US	890	904	-2	-2	19	19

Asia/Africa/Australasia	823	810	2	8	18	17

Canada and Latin America	500	433	15	16	10	10

Total	4 675	4 704	-1	6	100	100

Of which in Established Markets	3 261	3 385	-4	3	70	72

Of which in Emerging Growth Markets	1 414	1 319	7	15	30	28

Group

Europe	9 437	9 957	-5	5	37	39

US	8 461	8 156	4	4	33	32

Asia/Africa/Australasia	5 467	5 488	0	5	22	22

Canada and Latin America	1 947	1 766	10	12	8	7

Total	25 312	25 367	0	5	100	100

Of which in Established Markets	18 469	18 848	-2	3	73	74

Of which in Emerging Growth Markets	6 843	6 519	5	11	27	26

[1] Net sales to third parties by location of customer. Emerging Growth Markets comprise all markets other than the Established Markets of the US, Canada, Western Europe, Japan, Australia and New Zealand.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 47.
Innovative Medicines Division net sales by core therapeutic area; other promoted brands; and established brands
Second quarter
	Q2 2022	Q2 2021	% change	% change
	USD m	USD m2	USD	cc3

Hematology
Promacta/Revolade	534	513	4	10

Tasigna	498	523	-5	0

Jakavi	398	398	0	11

Kymriah	136	147	-7	1

Adakveo	49	42	17	17

Scemblix	31		nm	nm

Other	1		nm	nm

Total Hematology	1 647	1 623	1	8

Solid Tumors
Tafinlar + Mekinist	452	425	6	13

Kisqali	308	225	37	43

Votrient	124	153	-19	-14

Lutathera	86	118	-27	-23

Piqray	85	82	4	5

Tabrecta	30	22	36	39

Pluvicto	10		nm	nm

Total Solid Tumors	1 095	1 025	7	12

Immunology
Cosentyx	1 275	1 175	9	12

Xolair [1]	352	355	-1	11

Ilaris	275	247	11	20

Total Immunology	1 902	1 777	7	13

Neuroscience
Gilenya	555	721	-23	-19

Zolgensma	379	315	20	26

Kesimpta	239	66	262	270

Mayzent	85	69	23	29

Aimovig	55	53	4	13

Other	1		nm	nm

Total Neuroscience	1 314	1 224	7	12

Cardiovascular
Entresto	1 125	886	27	33

Leqvio	22	2	nm	nm

Total Cardiovascular	1 147	888	29	35

Other Promoted Brands
Lucentis	501	551	-9	0

Ultibro Group	126	150	-16	-7

Xiidra	126	118	7	8

Beovu	54	47	15	25

Other respiratory	19	12	58	84

Total Other Promoted Brands	826	878	-6	3

Total Promoted Brands	7 931	7 415	7	13

Established Brands
Sandostatin	318	359	-11	-9

Galvus Group	222	280	-21	-11

Exforge Group	199	247	-19	-15

Gleevec/Glivec	194	263	-26	-22

Diovan Group	159	190	-16	-10

Afinitor/Votubia	143	264	-46	-42

Exjade/Jadenu	84	147	-43	-39

Zortress/Certican	83	109	-24	-14

Voltaren/Cataflam	82	96	-15	-7

Neoral/Sandimmun(e)	80	93	-14	-7

Contract manufacturing	27		nm	nm

Other	939	1 096	-14	-9

Total Established Brands	2 530	3 144	-20	-14

Total division net sales	10 461	10 559	-1	5

[1] Net sales reflect Xolair sales for all indications.
[2] Restated to reflect the new Innovative Medicines divisional structures announced on April 4, 2022
[3] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 47.
nm = not meaningful
Innovative Medicines Division net sales by core therapeutic area; other promoted brands; and established brands
First half
	H1 2022	H1 2021	% change	% change
	USD m	USD m2	USD	cc3

Hematology
Promacta/Revolade	1 025	976	5	10

Tasigna	959	1 038	-8	-4

Jakavi	787	761	3	13

Kymriah	263	298	-12	-6

Adakveo	93	79	18	19

Scemblix	56		nm	nm

Other	1		nm	nm

Total Hematology	3 184	3 152	1	7

Solid Tumors
Tafinlar + Mekinist	855	818	5	10

Kisqali	547	420	30	36

Votrient	253	296	-15	-10

Lutathera	211	240	-12	-10

Piqray	158	160	-1	-1

Tabrecta	61	39	56	55

Pluvicto	12		nm	nm

Total Solid Tumors	2 097	1 973	6	11

Immunology
Cosentyx	2 434	2 228	9	12

Xolair [1]	720	690	4	14

Ilaris	560	503	11	19

Other	1		nm	nm

Total Immunology	3 715	3 421	9	14

Neuroscience
Gilenya	1 160	1 428	-19	-15

Zolgensma	742	634	17	22

Kesimpta	434	116	274	280

Mayzent	164	124	32	37

Aimovig	109	100	9	17

Other	1		nm	nm

Total Neuroscience	2 610	2 402	9	13

Cardiovascular
Entresto	2 218	1 675	32	37

Leqvio	36	3	nm	nm

Total Cardiovascular	2 254	1 678	34	39

Other Promoted Brands
Lucentis	1 021	1 096	-7	0

Ultibro Group	258	299	-14	-6

Xiidra	233	226	3	3

Beovu	102	86	19	27

Other respiratory	39	21	86	108

Total Other Promoted Brands	1 653	1 728	-4	2

Total Promoted Brands	15 513	14 354	8	13

Established Brands
Sandostatin	638	717	-11	-9

Galvus Group	438	542	-19	-10

Exforge Group	399	501	-20	-17

Gleevec/Glivec	392	535	-27	-24

Diovan Group	350	404	-13	-9

Afinitor/Votubia	281	518	-46	-42

Exjade/Jadenu	194	300	-35	-31

Zortress/Certican	173	216	-20	-12

Voltaren/Cataflam	167	182	-8	-1

Neoral/Sandimmun(e)	162	187	-13	-7

Contract manufacturing	76		nm	nm

Other	1 854	2 207	-16	-12

Total Established Brands	5 124	6 309	-19	-14

Total division net sales	20 637	20 663	0	5

[1] Net sales reflect Xolair sales for all indications.
[2] Restated to reflect the new Innovative Medicines divisional structures announced on April 4, 2022
[3] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 47.
nm = not meaningful
Net sales of the top 20 Innovative Medicines Division brands in 2022
Second quarter
			US		Rest of world			Total

Brands		Key indication	USD m	% change USD/cc2	USD m	% change USD	% change cc2	USD m	% change USD	% change cc2

Cosentyx	Immunology	Psoriasis, ankylosing spondylitis, psoriatic arthritis and non-radiographic axial spondyloarthritis	736	3	539	17	28	1 275	9	12

Entresto	Cardiovascular	Chronic heart failure	548	35	577	20	31	1 125	27	33

Gilenya	Neuroscience	Relapsing multiple sclerosis	332	-10	223	-37	-29	555	-23	-19

Promacta/Revolade	Hematology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	270	15	264	-5	6	534	4	10

Lucentis	Other Promoted Brands	Age-related macular degeneration			501	-9	0	501	-9	0

Tasigna	Hematology	Chronic myeloid leukemia	218	0	280	-8	1	498	-5	0

Tafinlar + Mekinist	Solid Tumors	BRAF V600+ metastatic and adjuvant melanoma; advanced non-small cell lung cancer (NSCLC)	174	15	278	1	12	452	6	13

Jakavi	Hematology	Myelofibrosis (MF), polycythemia vera (PV)			398	0	11	398	0	11

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	123	16	256	23	31	379	20	26

Xolair [1]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU) and nasal polyps			352	-1	11	352	-1	11

Sandostatin	Solid Tumors	Carcinoid tumors and acromegaly	207	0	111	-27	-20	318	-11	-9

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and gout)	136	20	139	4	19	275	11	20

Kisqali	Solid Tumors	HR+/HER2- metastatic breast cancer	110	33	198	39	49	308	37	43

Galvus Group	Established Brands	Type 2 diabetes			222	-21	-11	222	-21	-11

Kesimpta	Neuroscience	Relapsing remitting multiple sclerosis	204	219	35	nm	nm	239	262	270

Exforge Group	Established Brands	Hypertension	3	-40	196	-19	-15	199	-19	-15

Gleevec/Glivec	Hematology	Chronic myeloid leukemia and GIST	57	-12	137	-31	-25	194	-26	-22

Diovan Group	Established Brands	Hypertension	14	27	145	-19	-12	159	-16	-10

Afinitor/Votubia	Solid Tumors	Breast cancer/TSC	55	-64	88	-21	-11	143	-46	-42

Kymriah	Hematology	r/r pediatric and young adults ALL, DLBCL	49	-14	87	-3	11	136	-7	1

Top 20 brands total			3 236	9	5 026	-3	7	8 262	1	7

Rest of portfolio			688	-8	1 511	-9	-1	2 199	-9	-3

Total division sales			3 924	6	6 537	-5	5	10 461	-1	5

[1] Net sales reflect Xolair sales for all indications.
[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 47.

nm = not meaningful
Net sales of the top 20 Innovative Medicines Division brands in 2022
First half
			US		Rest of world			Total

Brands		Key indication	USD m	% change USD/cc2	USD m	% change USD	% change cc2	USD m	% change USD	% change cc2

Cosentyx	Immunology	Psoriasis, ankylosing spondylitis, psoriatic arthritis and non-radiographic axial spondyloarthritis	1 395	3	1 039	20	28	2 434	9	12

Entresto	Cardiovascular	Chronic heart failure	1 090	39	1 128	27	36	2 218	32	37

Gilenya	Neuroscience	Relapsing multiple sclerosis	638	-12	522	-26	-19	1 160	-19	-15

Promacta/Revolade	Hematology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	517	14	508	-2	6	1 025	5	10

Lucentis	Other Promoted Brands	Age-related macular degeneration			1 021	-7	0	1 021	-7	0

Tasigna	Hematology	Chronic myeloid leukemia	420	-2	539	-11	-5	959	-8	-4

Tafinlar + Mekinist	Solid Tumors	BRAF V600+ metastatic and adjuvant melanoma; advanced non-small cell lung cancer (NSCLC)	328	13	527	0	9	855	5	10

Jakavi	Hematology	Myelofibrosis (MF), polycythemia vera (PV)			787	3	13	787	3	13

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	236	5	506	24	31	742	17	22

Xolair [1]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU) and nasal polyps			720	4	14	720	4	14

Sandostatin	Solid Tumors	Carcinoid tumors and acromegaly	407	-3	231	-22	-17	638	-11	-9

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and gout)	262	19	298	5	19	560	11	19

Kisqali	Solid Tumors	HR+/HER2- metastatic breast cancer	189	23	358	35	43	547	30	36

Galvus Group	Established Brands	Type 2 diabetes			438	-19	-10	438	-19	-10

Kesimpta	Neuroscience	Relapsing remitting multiple sclerosis	376	230	58	nm	nm	434	274	280

Exforge Group	Established Brands	Hypertension	7	-13	392	-20	-17	399	-20	-17

Gleevec/Glivec	Hematology	Chronic myeloid leukemia and GIST	107	-23	285	-28	-24	392	-27	-24

Diovan Group	Established Brands	Hypertension	27	-13	323	-13	-8	350	-13	-9

Afinitor/Votubia	Solid Tumors	Breast cancer/TSC	102	-66	179	-16	-8	281	-46	-42

Kymriah	Hematology	r/r pediatric and young adults ALL, DLBCL	95	-20	168	-6	3	263	-12	-6

Top 20 brands total			6 196	7	10 027	-1	7	16 223	2	7

Rest of portfolio			1 375	-7	3 039	-8	-1	4 414	-7	-3

Total division sales			7 571	4	13 066	-3	5	20 637	0	5

[1] Net sales reflect Xolair sales for all indications.
[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 47.

nm = not meaningful
Sandoz Division net sales by business franchise
Second quarter
	Q2 2022	Q2 2021	% change	% change
	USD m	USD m	USD	cc2

Retail Generics [1]	1 699	1 777	-4	4

Biopharmaceuticals	528	524	1	11

Anti-Infectives [1]	93	96	-3	2

Total division net sales	2 320	2 397	-3	5

[1] Sandoz total anti-infectives net sales amounted to USD 276 million (Q2 2021: USD 257 million), of which USD 183 million (Q2 2021: USD 161 million) is sold through the Retail Generics business franchise and USD 93 million (Q2 2021: USD 96 million) is sold to other third-party companies through the Anti-Infectives business franchise.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 47.
First half
	H1 2022	H1 2021	% change	% change
	USD m	USD m	USD	cc2

Retail Generics [1]	3 467	3 456	0	7

Biopharmaceuticals	1 043	1 035	1	9

Anti-Infectives [1]	165	213	-23	-19

Total division net sales	4 675	4 704	-1	6

[1] Sandoz total anti-infectives net sales amounted to USD 545 million (H1 2021: USD 520 million), of which USD 380 million (H1 2021: USD 307 million) is sold through the Retail Generics business franchise and USD 165 million (H1 2021: USD 213 million) is sold to other third-party companies through the Anti-Infectives business franchise.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 47.
The product portfolio of Sandoz is widely spread in 2022 and 2021.

Segmentation – Other revenue
Second quarter
	Innovative Medicines		Sandoz		Corporate		Group

(USD millions)	Q2 2022	Q2 2021	Q2 2022	Q2 2021	Q2 2022	Q2 2021	Q2 2022	Q2 2021

Profit sharing income	223	214					223	214

Royalty income	3	19	4	6	2	1	9	26

Milestone income	20	73	1	2			21	75

Other [1]	49	15	2	8			51	23

Total other revenues	295	321	7	16	2	1	304	338

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.
First half
	Innovative Medicines		Sandoz		Corporate		Group

(USD millions)	H1 2022	H1 2021	H1 2022	H1 2021	H1 2022	H1 2021	H1 2022	H1 2021

Profit sharing income	428	405					428	405

Royalty income	6	42	9	12	5	5	20	59

Milestone income	39	112	1	3			40	115

Other [1]	96	32	3	10			99	42

Total other revenues	569	591	13	25	5	5	587	621

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.